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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                          Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04


                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                6

Schedule of Investments                                                        9

Financial Statements                                                          17

Notes to Financial Statements                                                 24

Trustees, Officers and Service Providers                                      31

Retirement Plans from Pioneer                                                 32

Programs and Services for Pioneer Shareowners                                 34

The Pioneer Family of Mutual Funds                                            36

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

U.S. Government Obligations                    73.0%
U.S. Common Stocks                             25.6%
Depositary Receipts for International Stocks    1.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

U.S. Government Obligations      73.0%
Financials                        4.6%
Information Technology            3.8%
Consumer Discretionary            3.5%
Industrials                       3.4%
Health Care                       3.3%
Consumer Staples                  3.2%
Energy                            2.2%
Materials                         1.5%
Telecommunication Services        0.9%
Utilities                         0.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

----------------------------------------------------------------------------------
1.  U.S. Treasury Strip, Zero                6.  SBC Communications, Inc.    0.48%
    Coupon Bond, 11/15/09       72.97%
----------------------------------------------------------------------------------
2.  ChevronTexaco Corp.          0.60        7.  Johnson & Johnson           0.46
----------------------------------------------------------------------------------
3.  Exxon Mobil Corp.            0.58        8.  T. Rowe Price
                                                 Associates, Inc.            0.46
----------------------------------------------------------------------------------
4.  McGraw-Hill Co., Inc.        0.53        9.  Walgreen Co.                0.44
----------------------------------------------------------------------------------
5.  Target Corp.                 0.50       10.  General Dynamics Corp.      0.44
----------------------------------------------------------------------------------

This list excludes money market and derivative instruments. Fund holdings will vary for other periods.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share          6/30/04      12/31/03
                                   $10.11       $10.21


                                   Net
Distributions per Share            Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)                 Income       Capital Gains   Capital Gains
                                   $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2004)

                    Net Asset    Public Offering
Period                Value          Price*
  Life-of-Class
  (11/1/02)            1.78%         -1.79%
  1 Year              -0.88          -6.55

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment

                                                    Lehman Brothers
                                                      Government
             Pioneer Protected      S&P 500          Intermediate
               Principal Plus*       Index            Bond Index
11/02               9425             10000              10000
6/02                9509              9413              10207
6/03                9801             12111              10626
6/04                9705             12528              10647

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and share, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.
Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America. The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share          6/30/04      12/31/03
                                   $10.08       $10.21

                                   Net
Distributions per Share            Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)                 Income       Capital Gains   Capital Gains
                                   $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2004)

                       If           If
Period                Held       Redeemed*
  Life-of-Class
  (11/1/02)           1.09%        -1.32%
  1 Year             -1.55         -5.45


* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines to zero over six years.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment

                                                    Lehman Brothers
                                                      Government
             Pioneer Protected      S&P 500          Intermediate
               Principal Plus*       Index            Bond Index
11/02               10000            10000              10000
6/02                10083             9413              10207
6/03                10314            12111              10626
6/04                 9782            12528              10647

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and share, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.
Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America. The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market.
The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share          6/30/04      12/31/03
                                   $10.09       $10.23

                                   Net
Distributions per Share            Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)                 Income       Capital Gains   Capital Gains
                                   $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2004)

                       If          If
Period                Held      Redeemed*
  Life-of-Class
  (11/1/02)           1.05%       1.05%
  1 Year             -1.64       -1.64


* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment

                                                    Lehman Brothers
                                                      Government
             Pioneer Protected      S&P 500          Intermediate
               Principal Plus*       Index            Bond Index
11/02              10000             10000              10000
6/02               10074              9413              10207
6/03               10316             12111              10626
6/04               10174             12528              10647

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and share, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. You cannot invest directly in the Indices.
Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America. The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

After a very good year in 2003, the first six months of 2004 were a cooling-off period for U.S. stocks. Continuing geopolitical concerns, rising interest rates and a mixed corporate-profit picture all contributed to relatively low returns for stocks during the past six months. In the following interview, portfolio managers Walter Hunnewell and Richard Schlanger discuss the strategy of Pioneer Protected Principal Plus Fund and the factors that influenced its performance over the six months ended June 30, 2004.

Q:   How did the Fund perform over the past six months?

A: Pioneer Protected Principal Plus Fund's Class A shares had a total return of -0.98% at net asset value for the six months ended June 30, 2004. This performance compares to a 3.44% return for the Standard & Poor's 500 Index, a -0.11% return for the Lehman Brothers Government Intermediate Bond Index and a -0.32% return for the 81 funds in the Balanced Target Maturity Fund Category tracked by Lipper Inc. (Lipper is an independent firm that tracks mutual fund performance.)

Q:   What factors most affected Fund performance?

A: The Fund's performance must be viewed in the context of its investment objective and the strategy we use to meet it. The primary objective is capital preservation. A secondary objective is capital appreciation. These goals mean that the Fund's exposure to equities - even in a rising stock market - will be relatively smaller than in an all-equity strategy. The Fund had about 27% of its assets in stocks at the end of the period. While the stock market began 2004 at a much slower pace compared to last year, several stocks in the portfolio did provide good returns for shareholders. For example, we elected to maintain a larger exposure, compared to the Fund's equity benchmark, in energy throughout the period. There was some uncertainty about the direction of oil prices at the beginning of the year. However, by the end of the period, oil prices had risen sharply, and it didn't look as though they would come back down any time soon. As a result, the Fund's energy holdings performed particularly well.

Q: How would you describe the overall investment environment of the past six months?

A: While 2004 started optimistically, given the strong performance of 2003, it quickly became clear that both stock- and bond-market

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     investors were focused on interest rates. While the Federal Reserve Board's benchmark rate stood at a 45-year low of 1% - until it was raised to 1.25% on June 30 - the bond market was steadily raising longer-term interest rates on its own. This process kicked into high gear following the March jobs report, which was issued in early April. That report, as well as the April report issued in May, showed the economic recovery was finally beginning to create jobs in significant numbers. Partly as a result of those reports, intermediate-term interest rates rose sharply and their prices declined. The focus on interest rates, combined with rising oil prices and geopolitical concerns, was a major reason for the stock market's tepid performance during the period.

Q:   Could you talk about sectors where you've invested?

A: In addition to our energy holdings, we have a larger allocation, relative to the S&P 500, in the materials sector, including chemical companies, and those companies did well as the economy began to improve and prices of commodities, such as copper, continued to rise. For example, Rio Tinto is a global company that mines and processes a range of minerals, including aluminum, copper, coal, gold, and iron ore. In chemicals, PPG is a multinational manufacturer with three business segments: coatings, glass and chemicals. The Fund also benefited from its consumer discretionary holdings, thanks to increasing consumer confidence and spending.

Q:   Have you changed the Fund's exposure to any industries?

A: The most significant move we've made is to reduce our technology exposure. We still have confidence in the long-term outlook for this industry. However, several of these stocks made impressive gains last year, which allowed us to take some profits and increase our exposure to other areas. For example, we have been steadily increasing the Fund's holdings in health care. In this sector, we have been particularly attracted to medical device companies such as Guidant and St. Jude Medical, pharmaceutical distribution companies such as Cardinal Health and managed health care companies such as United Health and Wellpoint. Health care, along with our consumer discretionary and consumer staples holdings, contributed the most to our relative performance versus the S&P 500. These sectors, which provide basic products and services that

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                             (continued)
--------------------------------------------------------------------------------

     people use every day, are central to our strategy of building a high-quality, blue-chip portfolio.

Q:   How do interest rates affect how you manage the Fund?

A: Interest rates are the driving force behind the allocation of the Fund. This means that, as interest rates have fallen, and bond prices have risen, we had to invest more money into Treasury strips to meet our obligation to provide a minimum 2% annual return by the end of the Guarantee Period, which is December 21, 2009. It would be our hope that, as interest rates rise, we would have the latitude to increase our equity exposure going forward. In fact, from the end of December to the end of June, we were able to raise the equity allocation from about 23% of assets to approximately 27%. As it presently stands, the portfolio is positioned to benefit from an improving economy. While some additional money may be used to add new stocks, we would be more likely to spread it across the existing portfolio of high-quality, value-oriented companies.

Q:   What is your investment outlook?

A: The U.S. economy and the stock market made a remarkable recovery in 2003. While the stock market has not performed as well so far this year, we believe the pieces are still in place for an economic recovery that will continue through the balance of 2004. We also expect to see further gains - but continued volatility - in the stock market. In the fixed-income market, we expect intermediate-term interest rates to drift higher over the coming year. The increases will be a reflection of a stronger economy, fiscal stimulus, a declining dollar and the likelihood that the Federal Reserve Board will continue raising short-term interest rates, though not at a pace that hurts the economy. However, as we noted, higher interest rates give us some flexibility gradually to increase the Fund's equity exposure.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                         Value
             COMMON STOCKS - 27.0%
             Energy - 2.2%
             Integrated Oil & Gas - 1.7%
   1,879     BP Amoco Plc (A.D.R.)                        $    100,658
   3,066     ConocoPhillips                                    233,905
   6,760     ChevronTexaco Corp.                               636,182
   4,292     Occidental Petroleum Corp.                        207,776
  13,870     Exxon Mobil Corp.                                 615,967
                                                          ------------
                                                          $  1,794,488
                                                          ------------
             Oil & Gas Drilling - 0.2%
   5,263     Smith International, Inc.*                   $    293,465
                                                          ------------
             Oil & Gas Exploration & Production - 0.3%
   2,193     Apache Corp.                                 $     95,505
   5,951     Pioneer Natural Resources Co.                     208,761
                                                          ------------
                                                          $    304,266
                                                          ------------
             Total Energy                                 $  2,392,219
                                                          ------------
             Materials - 1.5%
             Aluminum - 0.2%
   4,816     Alcoa, Inc.                                  $    159,072
                                                          ------------
             Commodity Chemicals - 0.3%
   2,211     Air Products & Chemicals, Inc.               $    115,967
   4,220     E.I. du Pont de Nemours and Co.                   187,452
                                                          ------------
                                                          $    303,419
                                                          ------------
             Diversified Chemical - 0.1%
   1,875     PPG Industries, Inc.                         $    117,169
                                                          ------------
             Diversified Metals & Mining - 0.7%
   3,607     Phelps Dodge Corp.*                          $    279,579
   4,471     Rio Tinto Plc (A.D.R.)                            438,381
                                                          ------------
                                                          $    717,960
                                                          ------------
             Paper Products - 0.1%
   4,830     Meadwestvaco Corp.                           $    141,954
                                                          ------------
             Specialty Chemicals - 0.1%
   3,611     Ecolab, Inc.                                 $    114,469
                                                          ------------
             Total Materials                              $  1,554,043
                                                          ------------

  The accompanying notes are an integral part of these financial statements.  9

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                        Value
             Capital Goods - 2.1%
             Aerospace & Defense - 0.4%
   4,759     General Dynamics Corp.                      $    472,569
                                                         ------------
             Electrical Components & Equipment - 0.2%
   2,064     Emerson Electric Co.                        $    131,167
   2,732     General Electric Co.                              88,517
                                                         ------------
                                                         $    219,684
                                                         ------------
             Industrial Conglomerates - 0.8%
   2,184     Illinois Tool Works, Inc.                   $    209,424
   5,257     Johnson Controls, Inc.                           280,619
   3,461     United Technologies Corp.                        316,612
                                                         ------------
                                                         $    806,655
                                                         ------------
             Industrial Machinery - 0.7%
   4,175     Caterpillar, Inc.                           $    331,662
   5,910     Deere & Co.                                      414,527
                                                         ------------
                                                         $    746,189
                                                         ------------
             Total Capital Goods                         $  2,245,097
                                                         ------------
             Commercial Services & Supplies - 0.3%
             Office Services & Supplies - 0.3%
   5,815     Canon, Inc. (A.D.R.)                        $    310,521
                                                         ------------
             Total Commercial Services & Supplies        $    310,521
                                                         ------------
             Transportation - 1.0%
             Airlines - 0.3%
  16,309     Southwest Airlines Co.                      $    273,502
                                                         ------------
             Railroads - 0.6%
   4,923     Burlington Northern, Inc.                   $    172,650
  16,802     Norfolk Southern Corp.                           445,587
                                                         ------------
                                                         $    618,237
                                                         ------------
             Trucking - 0.1%
   1,896     United Parcel Service                       $    142,522
                                                         ------------
             Total Transportation                        $  1,034,261
                                                         ------------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                 Value
             Automobiles & Components - 0.6%
             Automobile Manufacturers - 0.6%
  21,755     Ford Motor Corp.                     $    340,466
   5,759     PACCAR, Inc.                              333,964
                                                  ------------
                                                  $    674,430
                                                  ------------
             Total Automobiles & Components       $    674,430
                                                  ------------
             Media - 1.7%
             Advertising - 0.3%
   4,011     Omnicom Group                        $    304,395
                                                  ------------
             Movies & Entertainment - 0.1%
   4,019     The Walt Disney Co.                  $    102,444
                                                  ------------
             Publishing - 1.3%
  15,215     Reed Elsevier NV (A.D.R.)            $    432,562
   4,623     Gannett Co.                               392,262
   1,800     John Wiley & Sons, Inc.                    57,600
   7,396     McGraw-Hill Co., Inc.                     566,312
                                                  ------------
                                                  $  1,448,736
                                                  ------------
             Total Media                          $  1,855,575
                                                  ------------
             Retailing - 1.1%
             Apparel Retail - 0.1%
   2,311     Liz Claiborne, Inc.                  $     83,150
                                                  ------------
             Department Stores - 0.1%
   5,998     May Department Stores Co.            $    164,885
                                                  ------------
             General Merchandise Stores - 0.6%
   2,885     Family Dollar Stores, Inc.           $     87,762
  12,485     Target Corp.                              530,238
                                                  ------------
                                                  $    618,000
                                                  ------------
             Home Improvement Retail - 0.2%
   4,534     Lowe's Companies, Inc.               $    238,262
                                                  ------------
             Specialty Stores - 0.1%
   2,924     Barnes & Noble, Inc.*                $     99,358
                                                  ------------
             Total Retailing                      $  1,203,655
                                                  ------------
             Food & Drug Retailing - 1.0%
             Drug Retail - 0.4%
  13,080     Walgreen Co.                         $    473,627
                                                  ------------

  The accompanying notes are an integral part of these financial statements. 11

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

 Shares                                                        Value
             Food Distributors - 0.4%
  1,251      Cardinal Health, Inc.                      $     87,633
  7,897      Sysco Corp.                                     283,265
                                                        ------------
                                                        $    370,898
                                                        ------------
             Hypermarkets & Supercenters - 0.2%
  3,519      Wal-Mart Stores, Inc.                      $    185,662
                                                        ------------
             Total Food & Drug Retailing                $  1,030,187
                                                        ------------
             Food, Beverage & Tobacco - 1.3%
             Packaged Foods & Meats - 1.0%
  7,994      Campbell Soup Co.                          $    214,879
  4,296      General Mills, Inc.                             204,189
  6,939      H.J. Heinz Co., Inc.                            272,009
  4,976      Hershey Foods Corp.                             230,240
  7,452      Sara Lee Corp.                                  171,321
                                                        ------------
                                                        $  1,092,638
                                                        ------------
             Soft Drinks - 0.3%
  6,209      PepsiCo, Inc.                              $    334,541
                                                        ------------
             Total Food, Beverage & Tobacco             $  1,427,179
                                                        ------------
             Household & Personal Products - 0.9%
             Household Products - 0.9%
  6,219      Colgate-Palmolive Co.                      $    363,501
  1,422      Clorox Co.                                       76,475
  1,575      Estee Lauder Co.                                 76,829
  8,350      Procter & Gamble Co.                            454,574
                                                        ------------
                                                        $    971,379
                                                        ------------
             Total Household & Personal Products        $    971,379
                                                        ------------
             Health Care Equipment & Services - 1.7%
             Health Care Distributors - 0.7%
  5,324      Abbott Laboratories                        $    217,006
  8,811      Johnson & Johnson                               490,773
                                                        ------------
                                                        $    707,779
                                                        ------------
             Health Care Equipment - 0.7%
  6,924      Becton, Dickinson & Co.                    $    358,663
  4,138      Biomet, Inc.                                    183,893
  2,849      Guidant Corp.                                   159,202
  1,376      St. Jude Medical, Inc.*                         104,094
                                                        ------------
                                                        $    805,852
                                                        ------------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                       Value
           Health Care Equipment & Services - 0.1%
   531     Hospira, Inc.*                             $     14,656
                                                      ------------
           Managed Health Care - 0.2%
 2,249     United Healthcare Group, Inc.              $    140,000
   692     Wellpoint Health Networks, Inc.*                 77,511
                                                      ------------
                                                      $    217,511
                                                      ------------
           Total Health Care Equipment & Services     $  1,745,798
                                                      ------------
           Pharmaceuticals & Biotechnology - 1.7%
           Pharmaceuticals - 1.7%
 3,011     Barr Laboratorie, Inc.*                    $    101,471
 4,274     Eli Lilly & Co.                                 298,795
 6,210     Merck & Co., Inc.                               294,975
 7,138     Mylan Laboratories, Inc.                        144,545
 5,412     Novartis AG (A.D.R.)                            240,834
 7,247     Pfizer, Inc.                                    248,427
 1,677     Roche Holdings AG (A.D.R.)*                     166,233
17,651     Schering-Plough Corp.                           326,190
                                                      ------------
                                                      $  1,821,470
                                                      ------------
           Total Pharmaceuticals & Biotechnology      $  1,821,470
                                                      ------------
           Banks - 1.9%
           Diversified Banks - 0.5%
 1,393     Charter One Financial, Inc.                $     61,557
 9,097     U.S. Bancorp                                    250,713
 3,963     Wells Fargo & Co.                               226,802
                                                      ------------
                                                      $    539,072
                                                      ------------
           Regional Banks - 1.2%
 3,383     First Horizon National Corp.               $    153,825
13,080     National City Corp.                             457,931
 4,028     SouthTrust Corp.                                156,327
 5,436     SunTrust Banks, Inc.                            353,286
 1,985     Zions Bancorporation                            121,978
                                                      ------------
                                                      $  1,243,347
                                                      ------------
           Thrifts & Mortgage Finance - 0.2%
 7,212     Washington Mutual, Inc.                    $    278,672
                                                      ------------
           Total Banks                                $  2,061,091
                                                      ------------

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
             Diversified Financials - 1.6%
             Asset Management & Custody Banks - 1.1%
   5,932     The Bank of New York Co., Inc.                  $    174,875
   4,623     Federated Investors, Inc.                            140,262
   7,334     State Street Corp.                                   359,659
   9,715     T. Rowe Price Associates, Inc.                       489,636
                                                             ------------
                                                             $  1,164,432
                                                             ------------
             Consumer Finance - 0.2%
   4,222     American Express Co.                            $    216,926
                                                             ------------
             Investment Banking & Brokerage - 0.3%
   5,594     Merrill Lynch & Co., Inc.                       $    301,964
                                                             ------------
             Total Diversified Financials                    $  1,683,322
                                                             ------------
             Insurance - 1.1%
             Multi-Line Insurance - 0.4%
   4,441     American International Group, Inc.              $    316,554
                                                             ------------
             Property & Casualty Insurance - 0.7%
   5,223     Chubb Corp.                                     $    356,104
   3,441     Safeco Corp.                                         151,404
   6,435     The St. Paul Travelers Companies, Inc.               260,875
                                                             ------------
                                                             $    768,383
                                                             ------------
             Total Insurance                                 $  1,084,937
                                                             ------------
             Software & Services - 1.3%
             Application Software - 0.7%
   4,175     Adobe Systems, Inc.                             $    194,138
  14,512     Microsoft Corp.                                      414,463
   3,069     Symantec Corp.*                                      134,361
                                                             ------------
                                                             $    742,962
                                                             ------------
             Data Processing & Outsourced Services - 0.6%
   4,660     Automatic Data Processing, Inc.                 $    195,161
   3,608     Computer Sciences Corp.*                             167,519
   2,510     DST Systems, Inc.*                                   120,706
   2,660     Fiserv, Inc.*                                        103,447
   3,622     SunGard Data Systems, Inc.*                           94,172
                                                             ------------
                                                             $    681,005
                                                             ------------
             Total Software & Services                       $  1,423,967
                                                             ------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
             Technology Hardware & Equipment - 1.5%
             Communications Equipment - 0.5%
  20,557     Motorola, Inc.                                  $    375,165
  14,046     Nokia Corp. (A.D.R.)                                 204,229
                                                             ------------
                                                             $    579,394
                                                             ------------
             Computer Hardware - 1.0%
   1,889     Apple Computer, Inc.*                           $     61,468
   2,699     Diebold, Inc.                                        142,696
   7,680     Dell, Inc.*                                          275,098
   8,147     Hewlett-Packard Co.                                  171,902
   2,841     IBM Corp.*                                           250,434
  37,852     Sun Microsystems, Inc.*                              164,278
                                                             ------------
                                                             $  1,065,876
                                                             ------------
             Total Technology Hardware & Equipment           $  1,645,270
                                                             ------------
             Semiconductors - 0.9%
             Semiconductor Equipment - 0.2%
  13,695     Applied Materials, Inc.*                        $    268,696
                                                             ------------
             Semiconductors - 0.7%
  14,850     Intel Corp.                                     $    409,860
  13,283     Texas Instruments, Inc.                              321,183
                                                             ------------
                                                             $    731,043
                                                             ------------
             Total Semiconductors                            $    999,739
                                                             ------------
             Telecommunication Services - 0.9%
             Integrated Telecommunication Services - 0.9%
   2,211     Alltel Corp.                                    $    111,921
  13,973     BellSouth Corp.                                      366,372
  21,028     SBC Communications, Inc.                             509,929
                                                             ------------
                                                             $    988,222
                                                             ------------
             Total Telecommunication Services                $    988,222
                                                             ------------
             Utilities - 0.7%
             Electric Utilities - 0.5%
   3,195     American Electric Power Co., Inc.               $    102,240
   3,503     Consolidated Edison, Inc.                            139,279
   5,502     Southern Co.                                         160,383
                                                             ------------
                                                             $    401,902
                                                             ------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

     Shares                                                                               Value
                 Gas Utilities - 0.2%
      2,781      KeySpan Energy Corp.                                              $    102,063
      2,985      Vectren Corp.                                                           74,894
                                                                                   ------------
                                                                                   $    176,957
                                                                                   ------------
                 Water Utilities - 0.0%
      3,055      Aqua America, Inc.                                                $     61,253
                                                                                   ------------
                 Total Utilities                                                   $    640,112
                                                                                   ------------
                 TOTAL COMMON STOCKS
                 (Cost $25,406,136)                                                $ 28,792,474
                                                                                   ------------

  Principal
     Amount                                                                               Value
                 U.S. GOVERNMENT OBLIGATION - 72.9%
$96,850,000      U.S. Treasury Strip, Zero Coupon Bond, 11/15/09                   $ 77,713,118
                                                                                   ------------
                 TOTAL U.S. GOVERNMENT OBLIGATION
                 (Cost $78,622,390)                                                $ 77,713,118
                                                                                   ------------
                 TOTAL INVESTMENT IN SECURITIES -99.9%
                 (Cost $104,028,526)(a)(b)(c)                                      $106,505,592
                                                                                   ------------
                 OTHER ASSETS AND LIABILITIES - 0.1%                               $     70,238
                                                                                   ------------
                 TOTAL NET ASSETS - 100.0%                                         $106,575,830
                                                                                   ============

*      Non-income producing security.

A.D.R. American Depositary Receipt.

(a) At June 30, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $105,571,481 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                                   $ 1,986,185
       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                                    (1,052,074)
                                                                                   -----------
       Net unrealized gain                                                         $   934,111
                                                                                   ===========

(b) At December 31, 2003, the Fund had a net capital loss carryforward of $2,153,693 which will expire in 2011, if not utilized.

(c) The Fund elected to defer approximately $8,622 of capital losses recognized between November 1, 2003 and December 31, 2003 to its fiscal year end-ing December 31, 2004.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $19,178,423 and $45,141,100, respectively.


16  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities at value (Cost $104,028,526)      $106,505,592
  Cash                                                            175,359
  Receivables -
     Investment securities sold                                   399,530
     Dividends, interest and foreign taxes withheld                30,221
  Other                                                               575
                                                             ------------
       Total assets                                          $107,111,277
                                                             ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                 $    222,376
  Due to affiliates                                               176,330
  Accrued expenses                                                 53,755
  Financial warranty fee                                           82,986
                                                             ------------
       Total liabilities                                     $    535,447
                                                             ------------
NET ASSETS:
  Paid-in capital                                            $104,239,868
  Accumulated net investment income                               466,714
  Accumulated net realized loss on investments                   (607,818)
  Net unrealized gain on investments                            2,477,066
                                                             ------------
       Total net assets                                      $106,575,830
                                                             ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $35,276,500/3,488,938 shares)            $      10.11
                                                             ============
  Class B (based on $52,439,627/5,204,230 shares)            $      10.08
                                                             ============
  Class C (based on $18,859,703/1,868,249 shares)            $      10.09
                                                             ============
MAXIMUM OFFERING PRICE:
  Class A ($10.11 [divided by] 94.25%)                       $      10.73
                                                             ============
  Class C ($10.09 [divided by] 99.00%)                       $      10.09
                                                             ============


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends                                               $  259,769
  Interest                                                 1,724,255
                                                          ----------
       Total investment income                                           $  1,983,755
                                                                         ------------
EXPENSES:
  Financial warranty fee                                  $  502,359
  Management fees                                            412,786
  Transfer agent fees
     Class A                                                  37,617
     Class B                                                  46,039
     Class C                                                  18,722
  Distribution fees
     Class A                                                  50,003
     Class B                                                 282,771
     Class C                                                 106,911
  Administrative fees                                         12,321
  Custodian fees                                              22,740
  Registration fees                                           (6,603)
  Professional fees                                           23,157
  Printing                                                     5,442
  Fees and expenses of nonaffiliated trustees                  3,430
                                                          ----------
       Total expenses                                                    $  1,517,695
       Less fees paid indirectly                                                 (654)
                                                                         ------------
       Net expenses                                                      $  1,517,041
                                                                         ------------
         Net investment income                                           $    466,714
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $  3,097,452
                                                                         ------------
  Change in net unrealized gain on investments                           $ (4,726,706)
                                                                         ------------
  Net loss on investments                                                $ (1,629,254)
                                                                         ------------
  Net decrease in net assets resulting from operations                   $ (1,162,540)
                                                                         ============

18  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                          Six Months
                                                            Ended
                                                           6/30/04            Year Ended
                                                         (unaudited)           12/31/03
FROM OPERATIONS:
Net investment income                                    $    466,714        $  1,465,970
Net realized gain (loss) on investments                     3,097,452          (3,620,220)
Change in net unrealized gain (loss) on investments        (4,726,706)          5,826,255
                                                         ------------        ------------
  Net increase (decrease) in net assets resulting
     from operations                                     $ (1,162,540)       $  3,672,005
                                                         ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.00 and $0.18 per share, respectively)      $          -        $   (809,940)
  Class B ($0.00 and $0.10 per share, respectively)                 -            (593,126)
  Class C ($0.00 and $0.08 per share, respectively)                 -            (199,083)
Net realized gain:
  Class A ($0.00 and $0.001 per share, respectively)                -              (5,737)
  Class B ($0.00 and $0.001 per share, respectively)                -              (7,368)
  Class C ($0.00 and $0.001 per share, respectively)                -              (3,297)
                                                         ------------        ------------
     Total distributions to shareowners                  $          -        $ (1,618,551)
                                                         ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $          -        $    331,283
Reinvestment of distributions                                       -           1,225,612
Cost of shares repurchased                                (24,238,457)        (34,766,768)
                                                         ------------        ------------
  Net decrease in net assets resulting from fund
     share transactions                                  $(24,238,457)       $(33,209,873)
                                                         ------------        ------------
  Net decrease in net assets                             $(25,400,997)       $(31,156,419)
NET ASSETS:
Beginning of period                                       131,976,827         163,133,246
                                                         ------------        ------------
End of period (including accumulated net investment
  income (loss) of $466,714 and $0 respectively)         $106,575,830        $131,976,827
                                                         ============        ============


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                    '04 Shares    '04 Amount
                                   (unaudited)    (unaudited)           '03 Shares     '03 Amount
CLASS A
Shares sold                                 -     $          -                   -     $          -
Reinvestment of distributions               -                -              66,373          675,714
Less shares repurchased              (986,876)     (10,148,779)         (1,657,155)     (16,830,644)
                                     --------     ------------          ----------     ------------
  Net decrease                       (986,876)    $(10,148,779)         (1,590,782)    $(16,154,930)
                                     ========     ============          ==========     ============
CLASS B
Shares sold                                 -     $          -              30,137     $    303,885
Reinvestment of distributions               -                -              40,172          408,951
Less shares repurchased              (786,672)      (8,076,045)           (825,867)      (8,365,853)
                                     --------     ------------          ----------     ------------
  Net decrease                       (786,672)    $ (8,076,045)           (755,558)    $ (7,653,017)
                                     ========     ============          ==========     ============
CLASS C
Shares sold                                 -     $          -               2,648     $     27,398
Reinvestment of distributions               -                -              13,819          140,947
Less shares repurchased              (584,527)      (6,013,633)           (941,970)      (9,570,271)
                                     --------     ------------          ----------     ------------
  Net decrease                       (584,527)    $ (6,013,633)           (925,503)    $ (9,401,926)
                                     ========     ============          ==========     ============


20  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Six Months
                                                    Ended            Year          11/1/02(a)
                                                   6/30/04          Ended              to
                                                 (unaudited)       12/31/03         12/31/02
CLASS A
Net asset value, beginning of period              $10.214          $10.075          $10.000
                                                  -------          -------          -------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                    $ 0.073          $ 0.173          $ 0.003
  Net realized and unrealized gain (loss)
     on investments                                (0.173)           0.145            0.081
                                                  -------          -------          -------
     Net increase (decrease) from
       investment operations                      $ (0.10)         $ 0.318          $ 0.084
Distributions to shareowners:
  Net investment income                                 -           (0.178)          (0.009)
  Net realized gain                                     -           (0.001)(b)            -
                                                  -------          -------          -------
Net increase (decrease) in net asset value        $ (0.10)         $ 0.139          $ 0.075
                                                  -------          -------          -------
Net asset value, end of period                    $10.114          $10.214          $10.075
                                                  =======          =======          =======
Total return*                                       (0.98)%           3.08%            0.89%**
Ratio of net expenses to average net
  assets+                                            2.09%**          2.10%            1.56%**
Ratio of net investment income to average
  net assets+                                        1.27%**          1.44%            0.41%**
Portfolio turnover rate                                32%**            84%              12%
Net assets, end of period (in thousands)          $35,277          $45,700          $61,124
Ratios with reductions for fees paid
  indirectly:
  Net expenses                                       2.09%**          2.10%            1.56%**
  Net investment income                              1.27%**          1.44%            0.41%**

(a)  Class A shares were first publicly offered on November 1, 2002
(b)  Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                              11/1/02(a)
                                                 6/30/04          Year Ended             to
                                               (unaudited)         12/31/03           12/31/02
CLASS B
Net asset value, beginning of period             $10.212           $10.076            $10.000
                                                 -------           -------            -------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                   $ 0.030           $ 0.076            $(0.003)
  Net realized and unrealized gain (loss)
     on investments                               (0.166)            0.160              0.082
                                                 -------           -------            -------
     Net increase (decrease) from
       investment operations                     $(0.136)          $ 0.236            $ 0.079
Distributions to shareowners:
  Net investment income                                -            (0.099)            (0.003)(b)
  Net realized gain                                    -            (0.001)(b)              -
                                                 -------           -------            -------
Net increase (decrease) in net asset value       $(0.136)          $ 0.136            $ 0.076
                                                 -------           -------            -------
Net asset value, end of period                   $10.076           $10.212            $10.076
                                                 =======           =======            =======
Total return*                                      (1.27)%            2.29%              0.83%
Ratio of net expenses to average net
  assets+                                           2.82%**           2.85%              2.30%**
Ratio of net investment income (loss) to
  average net assets+                               0.55%**           0.69%             (0.31)%**
Portfolio turnover rate                               32%**             84%                12%
Net assets, end of period (in thousands)         $52,440           $61,181            $67,974
Ratios with reductions for fees paid
  indirectly:
  Net expenses                                      2.19%**           2.85%              2.30%**
  Net investment income (loss)                      0.55%**           0.69%             (0.31)%**

(a)  Class B shares were first publicly offered on November 1, 2002
(b)  Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


22  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                              11/1/02(a)
                                                 6/30/04          Year Ended             to
                                               (unaudited)         12/31/03           12/31/02
CLASS C
Net asset value, beginning of period             $10.233           $10.074            $10.000
                                                 -------           -------            -------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                   $ 0.031           $ 0.090            $(0.002)
  Net realized and unrealized gain (loss)
     on investments                               (0.170)            0.150              0.080
                                                 -------           -------            -------
     Net increase (decrease) from
       investment operations                     $(0.139)          $ 0.240            $ 0.078
Distributions to shareowners:
  Net investment income                                -            (0.080)            (0.004)(b)
  Net realized gain                                    -            (0.001)(b)              -
                                                 -------           -------            -------
Net increase (decrease) in net asset value       $(0.139)          $ 0.159            $ 0.074
                                                 -------           -------            -------
Net asset value, end of period                   $10.094           $10.233            $10.074
                                                 =======           ========           =======
Total return*                                      (1.37)%            2.40%              0.74%
Ratio of net expenses to average net
  assets+                                           2.83%**           2.84%              2.34%**
Ratio of net investment income (loss) to
  average net assets+                               0.53%**           0.70%             (0.27)%**
Portfolio turnover rate                               32%**             84%                12%
Net assets, end of period (in thousands)         $18,860           $25,097            $34,036
Ratios with reductions for fees paid
  indirectly:
  Net expenses                                      2.83%**           2.84%              2.34%**
  Net investment income (loss)                      0.53%**           0.70%             (0.27)%**

(a)  Class C shares were first publicly offered on November 1, 2002
(b)  Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 + Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the Fund), organized as a Dela-ware business trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company. The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009, (the "Maturity Date") and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.0% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that PIM is obligated to pay under the Financial Warranty Agreement (see Note
3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares of Class A, Class B and Class C each represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. As of June 30, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003, was as follows:

--------------------------------------------------------------------------------
                                                                     2003
                                                                  ----------
  Distributions paid from:
   Ordinary income                                                $1,618,551
   Long-term capital gain                                                  -
                                                                  ----------
   Total                                                          $1,618,551
                                                                  ==========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------
                                                                     2004
                                                                  -----------
  Undistributed ordinary income                                   $         -
  Capital loss carryforward                                        (2,153,693)
  Post-October loss deferred                                           (8,622)
  Unrealized appreciation                                           5,660,817
                                                                  -----------
  Total                                                           $ 3,498,502
                                                                  ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $344 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    value of the loaned securities. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement
The Fund pays Pioneer Investment Management, Inc. (PIM) a fee for managing the Fund and to cover the cost of providing certain services to the Fund. PIM's annual fee during the Guarantee Period and the Post-Guarantee Period is equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. The fee is normally computed daily and paid monthly. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if the expense ratio is less than the expense limitation. As of June 30, 2004 there was no contingent liability under this plan.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $72,222 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3.   Financial Warranty Agreement
The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and the Main Place Funding LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation.

4.   Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $ 29,089 in transfer agent fees payable to PIMSS at June 30, 2004.

5.   Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $75,019 in distribution fees payable to PFD at June 30, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $213,518 were paid to PFD.

6.   Expense Offsets
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, expenses were reduced by $654 under such arrangements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.



Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                               International/Global Equity
Pioneer Fund                              Pioneer Emerging Markets Fund
Pioneer Balanced Fund                     Pioneer Europe Select Fund
Pioneer Equity Income Fund                Pioneer Europe Fund
Pioneer Growth Shares                     Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund               Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
 Growth Fund                              Fixed Income
Pioneer Oak Ridge Small Cap               Pioneer America Income Trust
  Growth Fund                             Pioneer Bond Fund
Pioneer Papp America-Pacific              Pioneer Global High Yield Fund
  Rim Fund                                Pioneer High Yield Fund
Pioneer Papp Small and Mid Cap            Pioneer Strategic Income Fund
  Growth Fund                             Pioneer Tax Free Income Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic
  Growth Fund                             Money Market
Pioneer Real Estate Shares                Pioneer Cash Reserves Fund**
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our Internet e-mail address                       ask.pioneer@pioneerinvest.com
for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com


16044-00-0804
(C)2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC

                                     PIONEER
                                     -------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                     FUND II

                                   Semiannual
                                     Report

                                     6/30/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               6
Schedule of Investments                       9
Financial Statements                         10
Notes to Financial Statements                17
Trustees, Officers and Service Providers     24
The Pioneer Family of Mutual Funds           25
Retirement Plans from Pioneer                26

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Government Obligations                     78.3%
Pioneer Fund Shares                             21.7%

Sector Distribution of Pioneer Fund
--------------------------------------------------------------------------------
(As a percentage of total equity investments)

[The following table was depicted as a pie chart in the printed material.]

Financials                      17.1%
Information Technology          13.9%
Consumer Discretionary          13.6%
Health Care                     12.6%
Industrials                     12.4%
Consumer Staples                11.3%
Energy                           8.2%
Materials                        5.4%
Telecommunication Services       3.4%
Utilities                        2.1%

10 Largest Holdings of Pioneer Fund
--------------------------------------------------------------------------------
(As a percentage of total equity portfolio)

  1.    ChevronTexaco Corp.        2.19%       6.     SBC Communications, Inc.         1.73%
  2.    Exxon Mobil Corp.          2.11        7.     T. Rowe Price Associates, Inc.   1.68
  3.    McGraw-Hill Co., Inc.      1.95        8.     Johnson & Johnson                1.68
  4.    Target Corp.               1.86        9.     Walgreen Co.                     1.63
  5.    John Wiley & Sons, Inc.    1.77       10.     General Dynamics Corp.           1.59

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                             CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $9.60     $9.68

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                    Net Asset    Public Offering
Period                Value          Price*
Life-of-Class
(3/3/03)             -2.91%        -7.14%
1 Year               -1.39         -7.01
------------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

               Pioneer                       Lehman Brothers
              Protected                         Government
              Principal        S&P 500         Intermediate
               Plus II          Index           Bond Index
              ---------        -------       --------------
3/03           $9,425          $10,000          $10,000
12/03           9,138           13,284           10,268
6/04            9,062           13,741           10,265

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
ERFORMANCE UPDATE 6/30/04                             CLASS B SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $9.52     $9.64


Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $ -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                        If          If
Period                 Held      Redeemed*
  Life-of-Class
  (3/3/03)             -3.63%     -6.54%
  1 Year               -2.26      -6.17
------------------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

               Pioneer                       Lehman Brothers
              Protected                         Government
              Principal        S&P 500         Intermediate
               Plus II          Index           Bond Index
              ---------        -------       --------------
3/03           $10,000         $10,000          $10,000
12/03           9,640           13,284           10,268
6/04            9,139           13,741           10,265

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                             CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $9.53     $9.65


Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $ -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                    If           If
Period             Held       Redeemed*
Life-of-Class
(3/3/03)           -3.55%       -3.55%
1 Year             -2.16        -2.16
------------------------------------------------

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.


[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

               Pioneer                       Lehman Brothers
              Protected                         Government
              Principal        S&P 500         Intermediate
               Plus II          Index           Bond Index
              ---------        -------       --------------
3/03           $10,000         $10,000          $10,000
12/03           9,650           13,284           10,268
6/04            9,530           13,741           10,265

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. You cannot invest directly in the Indices.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

After a very good year in 2003, the first six months of 2004 were a cooling-off period for US stocks. Continuing geopolitical concerns, rising interest rates and a mixed corporate-profit picture all contributed to relatively low returns for stocks during the past six months. In the following interview, portfolio managers Walter Hunnewell and Richard Schlanger discuss the strategy of Pioneer Protected Principal Plus Fund II and the factors that influenced its performance over the six months ended June 30, 2004.

Q: How did the Fund perform over the past six months?

A: Pioneer Protected Principal Plus Fund's Class A shares had a total return of
   -0.83% at net asset value for the six months ended June 30, 2004. This performance compares to a 3.44% return for the Standard & Poor's 500 Index, a -0.11% return for the Lehman Brothers Government Intermediate Bond Index and a -0.32% return for the 81 funds in the Balanced Target Maturity Fund Category tracked by Lipper Inc. (Lipper is an independent firm that tracks mutual fund performance.)

Q: What factors most affected Fund performance?

A: The Fund's performance must be viewed in the context of its investment objective and the strategy we use to meet it. The primary objective is capital preservation. A secondary objective is capital appreciation. These goals mean that the Fund's exposure to equities - even in a rising stock market - will be relatively smaller than in an all-equity strategy. We also should point out that, rather than purchasing stocks directly, the equity portion of the Fund generally purchases shares of Pioneer Fund, a large-company stock fund that invests across all sectors of the S&P 500.

   The Fund had about 22% of its assets in shares of Pioneer Fund at the end of the period. While the stock market began 2004 at a much slower pace compared to last year, several stocks in the portfolio did provide good returns for shareholders. For example, we elected to maintain a larger exposure, compared to Pioneer Fund's equity benchmark, in energy throughout the period. There was some uncertainty about the direction of oil prices at the beginning of the year. However, by the end of the period, oil prices had risen sharply, and it didn't look like they would come back down any time soon. As a result, the Fund's energy holdings performed particularly well.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: How would you describe the overall investment environment of the past six months?

A: While 2004 started optimistically, given the strong performance of 2003, it quickly became clear that both stock- and bond-market investors were focused on interest rates. While the Federal Reserve Board's benchmark rate stood at a 45-year low of 1% - until it was raised to 1.25% on June 30 - the bond market was steadily raising longer-term interest rates on its own. This process kicked into high gear following the March jobs report, which was issued in early April. That report, as well as the April report issued in May, showed the economic recovery was finally beginning to create jobs in significant numbers. Partly as a result of those reports, intermediate-term interest rates rose sharply and their prices declined. The focus on interest rates, combined with rising oil prices and geopolitical concerns, was a major reason for the stock market's tepid performance during the period.

Q: Could you talk about sectors where you've invested?

A: In addition to our energy holdings, we have a larger allocation, relative to the S&P 500, in the materials sector, including chemical companies, and those companies did well as the economy began to improve and prices of commodities such as copper continued to rise. For example, Rio Tinto is a global company that mines and processes a range of minerals, including aluminum, copper, coal, gold, and iron ore. In chemicals, PPG is a multinational manufacturer with three business segments: coatings, glass and chemicals. The Fund also benefited from its consumer discretionary holdings, thanks to increasing consumer confidence and spending.

Q: Have you changed the Fund's exposure to any industries?

A: The most significant move we've made is to reduce our technology exposure. We still have confidence in the long-term outlook for this industry. However, several of these stocks made impressive gains last year, which allowed us to take some profits and increase our exposure to other areas. For example, we have been steadily increasing the Fund's holdings in health care. In this sector, we have been particularly attracted to medical device companies such as Guidant and St. Jude Medical, pharmaceutical distribution companies, such as Cardinal Health, and managed health care companies such as

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                            (continued)
--------------------------------------------------------------------------------

   United Health and Wellpoint. Health care, along with our consumer discretionary and consumer staples holdings, contributed the most to our relative performance versus the S&P 500. These sectors, which provide basic products and services that people use every day, are central to our strategy of building a high-quality, blue-chip portfolio.

Q: How do interest rates affect how you manage the Fund?

A: Interest rates are the driving force behind the allocation of the Fund. This means that, as interest rates have fallen and bond prices have risen, we had to invest more money into Treasury strips to meet our obligation to provide a minimum 2% annual return by the end of the Guarantee Period, which is June 4, 2010. It would be our hope that, as interest rates rise, we would have the latitude to increase our equity exposure going forward. As it presently stands, the portfolio is positioned to benefit from an improving economy. While some additional money may be used to add new stocks, we would be more likely to spread it across the existing portfolio of high-quality, value-oriented companies.

Q: What is your investment outlook?

A: The U.S. economy and the stock market made a remarkable recovery in 2003.
   While the stock market has not performed as well so far this year, we believe the pieces are still in place for an economic recovery that will continue through the balance of 2004. We also expect to see further gains - but continued volatility - in the stock market. In the fixed-income market, we expect intermediate-term interest rates to drift higher over the coming year. The increases will be a reflection of a stronger economy, fiscal stimulus, a declining dollar and the likelihood that the Federal Reserve Board will continue raising short-term interest rates, though not at a pace that hurts the economy. However, as we noted, higher interest rates give us some flexibility gradually to increase the Fund's equity exposure.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                        Value
                    MUTUAL FUND - 21.6%
     690,625        Pioneer Fund Class Y+                              $ 26,747,890
                                                                       ------------
                    TOTAL MUTUAL FUND
                    (Cost $23,644,354)                                 $ 26,747,890
                                                                       ------------
 Principal
 Amount             U.S. GOVERNMENT OBLIGATION - 78.3%
$123,400,000        U.S. Treasury Strip, Zero Coupon Bond, 5/15/10     $ 96,730,298
                                                                       ------------
                    TOTAL U.S. GOVERNMENT OBLIGATION
                    (Cost $102,610,608)                                $ 96,730,298
                                                                       ------------
                    TOTAL INVESTMENT IN SECURITIES - 99.9%
                    (Cost $126,254,962)(a)(b)(c)                       $123,478,188
                                                                       ------------
                    OTHER ASSETS AND LIABILITIES - 0.1%                $     86,595
                                                                       ------------
                    TOTAL NET ASSETS - 100.0%                          $123,564,783
                                                                       ============


+   Investment deemed to be an affiliate of the Fund.
(a) At June 30, 2004 the net unrealized loss on investments based on cost for federal income tax purposes of $128,381,350 was as follows:
    Aggregate gross unrealized gain for all investments in which there
    is an excess of value over tax cost                                 $   977,148
    Aggregate gross unrealized loss for all investments in which there
    is an excess of tax cost over value                                  (5,880,310)
                                                                        -----------
    Net unrealized loss                                                 $(4,903,162)
                                                                        ===========
(b) At December 31, 2003, the Fund had a net capital loss carryforward of $302,314 which will expire in 2011, if not utilized.
(c) The Fund elected to defer approximately $486,771 of capital losses recognized between
    November 1, 2003 and December 31, 2003 to its fiscal year ending December 31, 2004.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $27,897,237 and $50,393,699, respectively.

The accompanying notes are an integral part of these financial statements.    9

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers
   (cost $102,610,608)                                    $ 96,730,298
  Investment in securities of affiliated issuers
   (cost $23,644,354)                                       26,747,890
  Cash                                                         238,799
  Receivables -
   Investment securities sold                                  390,485
  Other                                                            420
                                                          ------------
     Total assets                                         $124,107,892
                                                          ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                $    214,160
  Due to affiliates                                            195,826
  Accrued expenses                                              50,787
  Financial warranty fee                                        82,336
                                                          ------------
     Total liabilities                                    $    543,109
                                                          ------------
NET ASSETS:
  Paid-in capital                                         $130,517,623
  Accumulated net investment income                            247,614
  Accumulated net realized loss on investments              (4,423,680)
  Net unrealized loss on investments                        (2,776,774)
                                                          ------------
     Total net assets                                     $123,564,783
                                                          ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $39,790,052/4,146,749 shares)         $       9.60
                                                          ============
  Class B (based on $59,725,378/6,272,772 shares)         $       9.52
                                                          ============
  Class C (based on $24,049,353/2,522,243 shares)         $       9.53
                                                          ============
MAXIMUM OFFERING PRICE:
  Class A ($9.60 [divided by] 94.25%)                     $      10.19
                                                          ============
  Class C ($9.53 [divided by] 99.00%)                     $       9.63
                                                          ============

10   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends                                                    $147,014
  Interest                                                     1,683,110
                                                               ---------
     Total investment income                                                   $ 1,830,124
                                                                               -----------
EXPENSES:
  Financial warranty fee                                       $539,245
  Management fees                                               347,563
  Transfer agent fees
   Class A                                                       46,464
   Class B                                                       81,883
   Class C                                                       19,150
  Distribution fees
   Class A                                                       54,776
   Class B                                                      316,774
   Class C                                                      137,787
  Administrative fees                                            13,998
  Custodian fees                                                  7,998
  Registration fees                                               3,954
  Professional fees                                              34,642
  Printing                                                      (24,930)
  Fees and expenses of nonaffiliated trustees                     2,997
  Miscellaneous                                                   1,205
                                                               ---------
     Total expenses                                                            $ 1,583,506
     Less fees paid indirectly                                                        (996)
                                                                               -----------
     Net expenses                                                              $ 1,582,510
                                                                               -----------
       Net investment income                                                   $   247,614
                                                                               -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments from affiliated issuers                     $(1,508,207)
  Change in net unrealized loss on investments                                     (74,088)
                                                                               -----------
   Net loss on investments                                                      (1,582,295)
                                                                               -----------
   Net decrease in net assets resulting from operations                        $(1,334,681)
                                                                               ===========

The accompanying notes are an integral part of these financial statements.   11

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Period from 3/3/03
(Commencement of Operations) to 12/31/03

                                                               Six Months
                                                                 Ended              3/3/03
                                                                6/30/04               to
                                                              (unaudited)          12/31/03
FROM OPERATIONS:
Net investment income (loss)                               $    247,614        $    (62,055)
Net realized loss on investments                             (1,508,207)         (2,915,473)
Change in net unrealized loss on investments                    (74,088)         (2,702,686)
                                                           ------------        -------------
  Net decrease in net assets resulting from operations     $ (1,334,681)       $ (5,680,214)
                                                           ------------        -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.00 and $0.0149 per share, respectively)      $          -        $    (74,256)
                                                           ------------        -------------
   Total distributions to shareowners                      $          -        $    (74,256)
                                                           ------------        -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $          -        $163,459,810
Reinvestment of distributions                                         -              66,613
Cost of shares repurchased                                  (20,330,966)        (12,541,553)
                                                           ------------        -------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                          $(20,330,966)       $150,984,870
                                                           ------------        -------------
   Net increase (decrease) in net assets                   $(21,665,647)       $145,230,400
NET ASSETS:
Beginning of period                                         145,230,430                  30
                                                           ------------        -------------
End of period (including net investment income of
  $247,614 and $0, respectively)                           $123,564,783        $145,230,430
                                                           ============        =============



12 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Period from 3/3/03
(Commencement of Operations) to 12/31/03

                                    '04 Shares     '04 Amount
                                   (unaudited)     (unaudited)      '03 Shares      '03 Amount
CLASS A
Shares sold                                 -     $         -        5,410,773      $54,107,631
Reinvestment of distributions               -               -            6,881           66,613
Less shares repurchased              (777,001)     (7,581,398)        (493,904)      (4,704,866)
                                     --------     -----------        ---------      ------------
  Net increase (decrease)            (777,001)    $(7,581,398)       4,923,750      $49,469,378
                                     ========     ===========        =========      ============
CLASS B
Shares sold                                 -     $         -        7,396,714      $73,967,143
Reinvestment of distributions               -               -                -                -
Less shares repurchased              (690,845)     (6,705,068)        (433,097)      (4,128,739)
                                     --------     -----------        ---------      ------------
  Net increase (decrease)            (690,845)    $(6,705,068)       6,963,617      $69,838,404
                                     ========     ===========        =========      ============
CLASS C
Shares sold                                 -     $         -        3,538,503      $35,385,036
Reinvestment of distributions               -               -                -                -
Less shares repurchased              (627,139)     (6,044,500)        (389,121)      (3,707,948)
                                     --------     -----------        ---------      ------------
  Net increase (decrease)            (627,139)    $(6,044,500)       3,149,382      $31,677,088
                                     ========     ===========        =========      ============

The accompanying notes are an integral part of these financial statements.   13

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended           3/3/03
                                                              6/30/04            to
                                                            (unaudited)       12/31/03
CLASS A
Net asset value, beginning of period                         $  9.68         $ 10.00
                                                             -------         -------
Increase (decrease) from investment operations:
  Net investment income                                      $  0.05         $  0.03
  Net realized and unrealized loss on investments              (0.13)          (0.34)
                                                             -------         -------
   Net decrease from investment operations                   $ (0.08)        $ (0.31)
Distributions to shareowners:
  Net investment income                                            -           (0.01)
                                                             -------         -------
Net decrease in net asset value                              $ (0.08)        $ (0.32)
                                                             -------         -------
Net asset value, end of period                               $  9.60         $  9.68
                                                             =======         =======
Total return*                                                  (0.83)%         (3.05)%
Ratio of net expenses to average net assets+                    1.84%**         1.97%**
Ratio of net investment income to average net assets+           0.88%**         0.45%**
Portfolio turnover rate                                           41%**           54%
Net assets, end of period (in thousands)                     $39,790         $47,669
Ratios with reductions for fees paid indirectly:
  Net expenses                                                  1.84%**         1.97%**
  Net investment income                                         0.88%**         0.45%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.

14  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended            3/3/03
                                                                     6/30/04             to
                                                                   (unaudited)        12/31/03
CLASS B
Net asset value, beginning of period                                $  9.64          $  10.00
                                                                    -------          --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                      $  0.01          $  (0.02)
  Net realized and unrealized loss on investments                     (0.13)            (0.34)
                                                                    -------          --------
   Net decrease from investment operations                          $ (0.12)         $  (0.36)
                                                                    -------          --------
Net decrease in net asset value                                     $ (0.12)         $  (0.36)
                                                                    -------          --------
Net asset value, end of period                                      $  9.52          $   9.64
                                                                    =======          ========
Total return*                                                         (1.24)%           (3.60)%
Ratio of net expenses to average net assets+                           2.63%**           2.75%**
Ratio of net investment income (loss) to average net assets+           0.09%**          (0.35)%**
Portfolio turnover rate                                                  41%**             54%
Net assets, end of period (in thousands)                            $59,725          $ 67,162
Ratios with reductions for fees paid indirectly:
  Net expenses                                                         2.63%**           2.75%**
  Net investment income (loss)                                         0.09%**          (0.35)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended            3/3/03
                                                                     6/30/04             to
                                                                   (unaudited)        12/31/03
CLASS C
Net asset value, beginning of period                                $  9.65          $  10.00
                                                                    -------          --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                      $  0.01          $  (0.02)
  Net realized and unrealized loss on investments                     (0.13)            (0.33)
                                                                    -------          --------
   Net decrease from investment operations                          $ (0.12)         $  (0.35)
                                                                    -------          --------
Net decrease in net asset value                                     $ (0.12)         $  (0.35)
                                                                    -------          --------
Net asset value, end of period                                      $  9.53          $   9.65
                                                                    =======          ========
Total return*                                                         (5.20)%           (3.50)%
Ratio of net expenses to average net assets+                           2.52%**           2.63%**
Ratio of net investment income (loss) to average net assets+           0.19%**          (0.23)%**
Portfolio turnover rate                                                  41%**             54%
Net assets, end of period (in thousands)                            $24,049          $ 30,400
Ratios with reductions for fees paid indirectly:
  Net expenses                                                         2.52%**           2.63%**
  Net investment income (loss)                                         0.19%**          (0.23)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.

16 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund II (the Fund), is a diversified portfolio of Pioneer Protected Principal Trust which was organized as a Delaware business trust on October 2, 2001, registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on May 30, 2003), a Guarantee Period (from June 13, 2003 to June 4, 2010 (the "Maturity Date")), and a Post-Guarantee Period, which begins on or about June 5, 2010. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum cumulative increase on such amount (14.00% on Class A Shares and 8.75% on Class B and C Shares), less any extraordinary expenses. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the guaranteed amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At June 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial reporting purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended December 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                              2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                         $    74,256
   Long-term capital gain                            -
                                           -----------
                                           $    74,256
   Return of capital                                 -
                                           -----------
  Total                                    $    74,256
                                           ===========
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------
                                                2003
--------------------------------------------------------------------------------
  Undistributed ordinary income           $         -
  Capital loss carryforward                  (302,314)
  Unrealized depreciation                  (4,829,074)
                                          -----------
  Total                                   $(5,131,388)
                                          ===========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $166 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.


D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement
The Fund pays Pioneer Investment Management, Inc. (PIM) a fee for managing the Fund and to cover the cost of providing certain services to the Fund. PIM's annual fee during the Guarantee Period and the Post-Guarantee Period is equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.05%, 2.80% and 2.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. PIM may subsequently recover reimbursed expenses (within three

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

years of being incurred) from the Fund if the expense ratio is less than the expense limitation. At June 30, 2004, there was no contingent liability under this Plan.

Pioneer has agreed to modify the expense limitation that would apply only in the event the Fund is required by the Financial Guarantee Agreement to invest exclusively in a defeasance portfolio. In that event, Pioneer would waive its entire management fee and limit the Fund's other expenses, on an annual basis, to 0.12% for Class A shares, 0.87% for Class B shares and 0.87% for Class C shares. This arrangement may be modified in the future to the extent the Fund's maximum permitted equity allocation under the Financial Guarantee Agreement after that modification exceeds 17.5%.

The Fund may invest in one or more affiliated mutual funds managed by PIM. PIM has contractually agreed to waive its management fee by the amount of any management fees received indirectly as a result of the Fund's investment in another Pioneer mutual fund. In addition, PIM has agreed to reduce its management fee from 0.70% to 0.65% during such times when the Fund holds investments in an affiliated fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $61,370 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Financial Warranty Agreement
The Fund has obtained an insurance policy from and has entered into a Financial Guarantee Agreement with Ambac Assurance Corporation (together, the "Financial Guarantee"), to protect against the Fund having insufficient assets to meet its undertaking to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Guarantee, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Guarantee, which will enable the Fund, assuming that Ambac Assurance Corporation does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Ambac Assurance Corporation will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date,

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

whether or not shareowners redeem their shares on the Maturity Date. If the Fund fails to comply with certain covenants in the Financial Guarantee Agreement, the Fund may be required to invest all of its assets in a defeasance portfolio as described in Note 2. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Guarantee at any time without shareowner approval, subject to the agreement of Ambac Assurance Corporation. The Fund pays an annual fee equal to 0.80% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Guarantee. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Ambac Financial Group, Inc. of which Ambac Assurance Corporation is a wholly-owned subsidiary.

4. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $46,612 in transfer agent fees payable to PIMSS at June 30, 2004.

5. Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $87,844 in distribution fees payable to PFD at June 30, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs of $162,937 were paid to PFD.

6. Expense Offsets
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, expenses were reduced by $996 under such arrangements.

7. Affiliated Companies
The Fund's investments in Funds managed by PIM are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2004:

------------------------------------------------------------------------------------------------------
                                                                              Net
                   Shares    Purchases     Sales     Shares   Dividend      Realized
   Affiliates     12/31/03    (shares)   (shares)   6/30/04    Income     Gain (Loss)        Value
------------------------------------------------------------------------------------------------------
  Pioneer Fund   827,025    376,278     512,678    690,625   $147,014   (1,508,207)     $26,747,890
------------------------------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                   International/Global Equity
Pioneer Fund                                  Pioneer Emerging Markets Fund
Pioneer Balanced Fund                         Pioneer Europe Select Fund
Pioneer Equity Income Fund                    Pioneer Europe Fund
Pioneer Growth Shares                         Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund                   Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                   Fixed Income
 Growth Fund                                  Pioneer America Income Trust
Pioneer Oak Ridge Small Cap                   Pioneer Bond Fund
  Growth Fund                                 Pioneer Global High Yield Fund
Pioneer Papp America-Pacific                  Pioneer High Yield Fund
  Rim Fund                                    Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap                Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund                       Money Market
Pioneer Papp Strategic                        Pioneer Cash Reserves Fund**
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

   Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our Internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)



Visit our web site:                                  www.pioneerfunds.com


Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com


16045-00-0804
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.